Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2025	Increases	Decreases	Transfer	Currency translation	As of December 31, 2025
Fixtures, fittings and installations	3,390	86	—	8	—	3,485
Right of use – Buildings	9,026	132	(92)	—	—	9,067
Technical equipment	2,492	78	(8)	26	—	2,589
Office and IT equipment	1,258	76	(113)	10	(6)	1,225
Tangible assets in progress	141	149	—	(45)	—	245
Prepayments on tangible assets	250	149	(3)	0	—	396
Gross book value of tangible assets	16,559	670	(217)	—	(6)	17,007
Fixtures, fittings and installations	(2,582)	(248)	—	—	—	(2,830)
Right of use – Buildings	(5,473)	(1,098)	65	—	—	(6,505)
Technical equipment	(1,945)	(154)	8	—	—	(2,091)
Office and IT equipment	(1,021)	(108)	110	—	4	(1,015)
Accumulated depreciation of tangible assets(1)	(11,021)	(1,608)	184	—	4	(12,441)
Net book value of tangible assets	5,538	(938)	(33)	—	(1)	4,566
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2024
Fixtures, fittings and installations	3,321	48	—	22	—	3,390
Right of use – Buildings	8,798	228	—	—	—	9,026
Technical equipment	2,327	166	—	—	—	2,492
Office and IT equipment	1,043	227	—	(15)	3	1,258
Transport equipment	34	—	(35)	—	1	—
Tangible assets in progress	44	94	—	3	—	141
Prepayments on tangible assets	144	141	—	(35)	—	250
Gross book value of tangible assets	15,712	903	(35)	(25)	3	16,559
Fixtures, fittings and installations	(2,274)	(308)	—	—	—	(2,582)
Right of use – Buildings	(4,448)	(1,025)	—	—	—	(5,473)
Technical equipment	(1,750)	(196)	—	—	—	(1,945)
Office and IT equipment	(955)	(89)	—	25	(2)	(1,021)
Transport equipment	(35)	—	35	—	(1)	—
Accumulated depreciation of tangible assets(1)	(9,461)	(1,617)	35	25	(3)	(11,021)
Net book value of tangible assets	6,251	(714)	—	—	—	5,538
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses